MASSMUTUAL SELECT FUNDS

MassMutual Select Fundamental Value Fund

Supplement dated October 13, 2017 to the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective October 12, 2017, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) was added as a co-subadviser of the Fundamental Value Fund.

Effective October 12, 2017, the following information replaces similar information found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund invests primarily in equity securities of issuers that the Fund’s subadvisers believe are undervalued. The Fund is managed by two subadvisers, Wellington Management Company LLP (“Wellington Management”) and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadvisers believe are generally above $2 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

Wellington Management generally employs a bottom-up investment approach based on fundamental analysis of companies with large market capitalizations and estimated below-average projected price-to-earnings ratio. Based on its assessment of various company-specific factors, such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value, Wellington Management seeks to identify what it considers to be overlooked or misunderstood companies with sound fundamentals. Wellington Management generally focuses on what it believes are securities of viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and sell at estimated below-average price-to-earnings multiples. Market timing is not employed, and limited consideration is given to macroeconomic analysis in establishing sector and industry weightings. Wellington Management may sell existing holdings as they approach their price targets.

Barrow Hanley employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify primarily large capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. Barrow Hanley typically invests in approximately 30-45 securities. Stocks purchased typically have a 25-year history of paying cash dividends. Barrow Hanley may consider selling a stock for the Fund if, in its judgment, the security has reached its valuation target, the company’s fundamentals begin to deteriorate, or other opportunities appear more attractive.

Effective October 12, 2017, the following risk is hereby added under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Sector Risk The Fund may allocate more of its assets to certain economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those sectors than if the Fund invested more broadly.

Effective October 12, 2017, the following information replaces the information found under the heading Subadvisers in the section titled Management:

Subadvisers: Wellington Management Company LLP (“Wellington Management”)

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”)

Effective October 12, 2017, the following information replaces the information found under the heading Portfolio Managers in the section titled Management:

Portfolio Managers:

Karen H. Grimes, CFA is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. She has managed the Fund since March 2008.

Ray Nixon Jr. is an Executive Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since October 2017.

Brian F. Quinn, CFA is a Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since October 2017.

Lewis Ropp is a Managing Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since October 2017.

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FV 17-01

MASSMUTUAL SELECT FUNDS

Supplement dated October 13, 2017 to the

Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective October 12, 2017, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) was added as a co-subadviser of the Fundamental Value Fund.

Effective October 12, 2017, the following information replaces similar information found on pages 28-29 for the Fundamental Value Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund invests primarily in equity securities of issuers that the Fund’s subadvisers believe are undervalued. The Fund is managed by two subadvisers, Wellington Management Company LLP (“Wellington Management”) and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadvisers believe are generally above $2 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

Wellington Management generally employs a bottom-up investment approach based on fundamental analysis of companies with large market capitalizations and estimated below-average projected price-to-earnings ratio. Based on its assessment of various company-specific factors, such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value, Wellington Management seeks to identify what it considers to be overlooked or misunderstood companies with sound fundamentals. Wellington Management generally focuses on what it believes are securities of viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and sell at estimated below-average price-to-earnings multiples. Market timing is not employed, and limited consideration is given to macroeconomic analysis in establishing sector and industry weightings. Wellington Management may sell existing holdings as they approach their price targets.

Barrow Hanley employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify primarily large capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. Barrow Hanley typically invests in approximately 30-45 securities. Stocks purchased typically have a 25-year history of paying cash dividends. Barrow Hanley may consider selling a stock for the Fund if, in its judgment, the security has reached its valuation target, the company’s fundamentals begin to deteriorate, or other opportunities appear more attractive.

Effective October 12, 2017, the following risk is hereby added for the Fundamental Value Fund under the heading Principal Risks found on page 29 in the section titled Investments, Risks, and Performance:

Sector Risk The Fund may allocate more of its assets to certain economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those sectors than if the Fund invested more broadly.

Effective October 12, 2017, the following information replaces the information found on page 31 for the Fundamental Value Fund under the heading Subadvisers in the section titled Management:

Subadvisers: Wellington Management Company LLP (“Wellington Management”)

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”)

Effective October 12, 2017, the following information replaces the information found on page 31 for the Fundamental Value Fund under the heading Portfolio Managers in the section titled Management:

Portfolio Managers:

Karen H. Grimes, CFA is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. She has managed the Fund since March 2008.

Ray Nixon Jr. is an Executive Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since October 2017.

Brian F. Quinn, CFA is a Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since October 2017.

Lewis Ropp is a Managing Director and Portfolio Manager at Barrow Hanley. He has managed the Fund since October 2017.

Effective October 12, 2017, the following information replaces similar information found on page 131 for Barrow Hanley under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, manages a portion of the portfolio of the Fundamental Value Fund, Large Cap Value Fund, and Small Cap Value Equity Fund. Barrow Hanley is a subsidiary of OM Management plc (“OMAM”), a publicly-held company traded on the New York Stock Exchange (“NYSE”). OMAM is comprised of approximately eight independent asset management firms. As of August 31, 2017, Barrow Hanley had approximately $90 billion in assets under management.

Barrow Hanley was added as a co-subadviser of the Fundamental Value Fund on October 12, 2017.

Ray Nixon, Jr.

is a portfolio manager for a portion of the Fundamental Value Fund and Large Cap Value Fund. Mr. Nixon joined Barrow Hanley in 1994 and serves as an Executive Director. Prior to joining Barrow Hanley, Mr. Nixon was employed by Smith Barney, Inc., where he was a member of the firm’s Investment Policy Committee and served as their lead institutional stockbroker for the Southwest. During his 39-year investment career, he also served as a research analyst for the Teacher Retirement System of Texas.

Brian F. Quinn, CFA

is a portfolio manager for a portion of the Fundamental Value Fund and Large Cap Value Fund. Mr. Quinn joined Barrow Hanley in 2005 and serves as a Director. During his 16-year investment career, he has served as an equity analyst for Clover Partners, LP and as a credit analyst for Frost Bank.

Lewis Ropp

is a portfolio manager for a portion of the Fundamental Value Fund and Large Cap Value Fund. Mr. Ropp joined Barrow Hanley in 2001 and serves as a Managing Director. Prior to joining Barrow Hanley, Mr. Ropp was employed by Frost Securities where he was a senior equity analyst and a managing director of the Energy Group. Mr. Ropp also served in management positions at Shell Oil Company and as a securities analyst in the energy sector at Howard, Weil, Labouisse, Friedrichs, Inc. prior to joining Frost Securities.

Effective October 12, 2017, the following information replaces the first sentence found on page 141 for Wellington Management Company LLP (“Wellington Management”) under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Wellington Management Company LLP (“Wellington Management”), a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, manages the investments of the Fundamental Growth Fund and a portion of the portfolio of the Fundamental Value Fund, Equity Opportunities Fund, Small Cap Value Equity Fund, and Small Cap Growth Equity Fund.

Effective October 12, 2017, the following information replaces similar information found on page 141 for Wellington Management under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Karen H. Grimes, CFA

has served as portfolio manager of the portion of the Fundamental Value Fund managed in the value style since 2008. Ms. Grimes is a Senior Managing Director and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1995.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-17-10

MASSMUTUAL SELECT FUNDS

Supplement dated October 13, 2017 to the

Statement of Additional Information dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective October 12, 2017, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) was added as a co-subadviser of the Fundamental Value Fund.

Effective October 12, 2017, the following information replaces similar information for the Fundamental Value Fund found on page B-3 in the section titled General Information:

The subadvisers for the Fundamental Value Fund are Wellington Management Company LLP (“Wellington Management”), located at 280 Congress Street, Boston, Massachusetts 02210, and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.

Effective October 12, 2017, the following information replaces the fifth and sixth paragraphs under the heading Unaffiliated Subadvisers found on page B-97 in the section titled Investment Advisory and Other Service Agreements:

Wellington Management and Barrow Hanley both act as subadvisers for the Fundamental Value Fund and the Small Cap Value Equity Fund. Barrow Hanley is a subsidiary of OM Management plc, a publicly-held company traded on the NYSE, comprised of approximately eight independent asset management firms.

Wellington Management also serves as subadviser for the Equity Opportunities Fund, Fundamental Growth Fund, and Small Cap Growth Equity Fund. Wellington Management also provides subadvisory services for the MML Focused Equity Fund, MML Fundamental Growth Fund, MML Fundamental Value Fund, and MML Small Cap Growth Equity Fund each of which are series of MML Series Investment Fund, a registered, open-end investment company for which MML Advisers serves as investment adviser.

Effective October 12, 2017, the following information supplements similar information for Barrow Hanley related to the Fundamental Value Fund found on page B-300 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of the Fundamental Value Fund are Ray Nixon Jr., Brian F. Quinn, and Lewis Ropp.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Ray Nixon Jr.
Registered investment companies**	4	$1215.8 million	0	$0
Other pooled investment vehicles	1	$108.8 million	0	$0
Other accounts	9	$1363.8 million	0	$0

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Brian F. Quinn
Registered investment companies**	4	$1215.8 million	0	$0
Other pooled investment vehicles	1	$108.8 million	0	$0
Other accounts	9	$1363.8 million	0	$0

Lewis Ropp***
Registered investment companies**	4	$1457.2 million	0	$0
Other pooled investment vehicles	4	$269.9 million	0	$0
Other accounts	41	$4379.0 million	0	$0

*	The information provided is as of August 31, 2017.
**	Does not include the Fundamental Value Fund.
***	Mr. Ropp is a member of a team managing 49 other accounts and $3.6 billion in the large cap value equity strategy.

Ownership of Securities:

As of August 31, 2017, the portfolio managers did not own any shares of the Fundamental Value Fund.

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SAI B3001M-17-08